Related Parties' Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule Of Related Parties Transactions And Balances

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income -
Sales to related-party companies (*)	$151,708	$147,807	$155,728
Participation in expenses	$—	$—	$85
Cost and expenses -
Supplies from related parties (**)	$41	$15,877	$2,143

Balances:	December 31, 2024	December 31, 2023
Trade receivables and other receivables (*)	$138,529	$102,075
Trade payables and advances (**)	$55,746	$35,363
Loans to related parties (***)	$1,500	$—

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)    A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned affiliate of ESA.
(**)    Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli company, and in 2021, includes also electro-optics products purchased by the Company from another 50%-owned Israeli affiliate.